Pay vs Performance Disclosure Unit_pure in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance Table
As required by Item 402(v) of Regulation
S-K,
we are providing the following information about the relationship between compensation actually paid (“CAP”), as defined in Item 402(v), and perfor man
ce.

Year	Summary Compensation Table Total for first Principal Executive Officer (PEO) (1)	Compensation Actually Paid to first PEO (2)(3)	Summary Compensation Table Total for second (PEO) (1)	Compensation Actually Paid to second PEO (2)(3)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers (NEOs) (1)	Average Compensation Actually Paid to Non-PEO NEOs (2)(3)	Value of Initial Fixed $100 Investment Based On:		Net Income (millions) (5)	Adjusted Net Income (millions) (6)
							Total Shareholder Return	Peer Group Total Shareholder Return (4)

2022	$4,959,346	$5,118,772	$4,745,670	$243,286	$1,622,615	$1,470,109	$108	$130	$147.2	$153.5
2021	N/A	$0	$5,380,963	$5,838,352	$1,556,535	$1,666,269	$124	$116	$137.8	$143.5
2020	N/A	$0	$6,330,645	$8,750,899	$1,705,840	$2,223,882	$118	$116	$126.8	$132.0

(1)
The first PEO listed for 2022 is Scott R. Behrens and the second PEO listed is F. Quinn Stepan, Jr. For 2020 and 2021, F. Quinn Stepan Jr. was the PEO and is designated second PEO. Our other NEOs for the covered years were as follows:

2020	2021	2022

Luis E. Rojo	Luis E. Rojo	Luis E. Rojo
Arthur W. Mergner	Arthur W. Mergner	Arthur W. Mergner
David G. Kabbes		David G. Kabbes
	Sean T. Moriarty	Sean T. Moriarty
Scott Behrens	Scott Behrens

(2)	The following adjustments relating to equity awards were made to total compensation for each year to determine CAP:
First Principal Executive Officer

Year	Value of Equity Awards Disclosed in the Summary Compensation Table	Year End Value of Equity Awards Granted During the Covered Year	Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value of Awards Granted and Vesting in the Same Year	Value of Awards Granted in Prior Years Vesting During the Covered Year	Value of Awards Granted in Prior Years that Fail to Meet Applicable Vesting Conditions During the Covered Year	Total Equity Award Adjustments
2022	($2,952,744)	$3,079,647	($99,162)	$254,282	($122,597)	$0	$159,426
Second Principal Executive Officer

Year	Value of Equity Awards Disclosed in the Summary Compensation Table	Year End Value of Equity Awards Granted During the Covered Year	Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value of Awards Granted and Vesting in the Same Year	Value of Awards Granted in Prior Years Vesting During the Covered Year	Value of Awards Granted in Prior Years that Fail to Meet Applicable Vesting Conditions During the Covered Year	Total Equity Award Adjustments
2022	($3,404,376)	$1,124,237	$0	$3,490,142	$0	($5,712,387)	($4,502,384)
2021	($3,356,522)	$2,572,610	$164,043	$620,579	$456,680	$0	$457,389
2020	($2,957,760)	$3,868,012	$511,603	$865,593	$419,842	$0	$2,707,289

Average
Non-PEO
Named Executive Officer

Year	Value of Equity Awards Disclosed in the Summary Compensation Table	Year End Value of Equity Awards Granted During the Covered Year	Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value of Awards Granted and Vesting in the Same Year	Value of Awards Granted in Prior Years Vesting During the Covered Year	Value of Awards Granted in Prior Years that Fail to Meet Applicable Vesting Conditions During the Covered Year	Total Equity Award Adjustments
2022	($658,388)	$562,813	($60,683)	$113,369	($109,616)	$0	($152,506)
2021	($728,076)	$563,506	$27,728	$134,632	$111,944	$0	$109,734
2020	($566,920)	$742,846	$141,293	$165,913	$62,658	$0	$545,790

The valuation methodologies used to calculate fair values for each measurement date do not materially differ from those used at the time of grant of each respective award.

(3)	The following adjustments relating to the Company’s frozen defined benefit and pension plans (as applicable) were made to total compensation for each year to determine CAP:

	Reported Values Deducted			Calculated Values Added
Year	First PEO	Second PEO	Non-PEO Named Executive Officers	First PEO	Second PEO	Non-PEO Named Executive Officers
2022	($0)	($0)	($0)	$0	$0	$0
2021	N/A	($0)	($0)	N/A	$0	$0
2020	N/A	($287,035)	($27,748)	N/A	$0	$0

(4)	Represents the cumulative total shareholder return (“TSR”) for the Dow Jones U.S. Chemicals Index.

(5)	The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year (GAAP net income).

(6)	The Company believes adjusted net income is the financial performance measure most closely linked to the calculation of CAP. 4

4
Adjusted net income is a financial measure that has not been calculated pursuant to U.S. GAAP. See Appendix A for further discussion and a reconciliation of this non-GAAP
financial measure to net income, the most directly comparable GAAP measure.

Company Selected Measure Name	Adjusted net income
Named Executive Officers, Footnote [Text Block]	Our other NEOs for the covered years were as follows:

2020	2021	2022

Luis E. Rojo	Luis E. Rojo	Luis E. Rojo
Arthur W. Mergner	Arthur W. Mergner	Arthur W. Mergner
David G. Kabbes		David G. Kabbes
	Sean T. Moriarty	Sean T. Moriarty
Scott Behrens	Scott Behrens

Peer Group Issuers, Footnote [Text Block]	Represents the cumulative total shareholder return (“TSR”) for the Dow Jones U.S. Chemicals Index.
Adjustment To PEO Compensation, Footnote [Text Block]	The following adjustments relating to equity awards were made to total compensation for each year to determine CAP:
First Principal Executive Officer

Year	Value of Equity Awards Disclosed in the Summary Compensation Table	Year End Value of Equity Awards Granted During the Covered Year	Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value of Awards Granted and Vesting in the Same Year	Value of Awards Granted in Prior Years Vesting During the Covered Year	Value of Awards Granted in Prior Years that Fail to Meet Applicable Vesting Conditions During the Covered Year	Total Equity Award Adjustments
2022	($2,952,744)	$3,079,647	($99,162)	$254,282	($122,597)	$0	$159,426
Second Principal Executive Officer

Year	Value of Equity Awards Disclosed in the Summary Compensation Table	Year End Value of Equity Awards Granted During the Covered Year	Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value of Awards Granted and Vesting in the Same Year	Value of Awards Granted in Prior Years Vesting During the Covered Year	Value of Awards Granted in Prior Years that Fail to Meet Applicable Vesting Conditions During the Covered Year	Total Equity Award Adjustments
2022	($3,404,376)	$1,124,237	$0	$3,490,142	$0	($5,712,387)	($4,502,384)
2021	($3,356,522)	$2,572,610	$164,043	$620,579	$456,680	$0	$457,389
2020	($2,957,760)	$3,868,012	$511,603	$865,593	$419,842	$0	$2,707,289

Non-PEO NEO Average Total Compensation Amount	$ 1,622,615	$ 1,556,535	$ 1,705,840
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,470,109	1,666,269	2,223,882
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	The following adjustments relating to equity awards were made to total compensation for each year to determine CAP:
Average
Non-PEO
Named Executive Officer

Year	Value of Equity Awards Disclosed in the Summary Compensation Table	Year End Value of Equity Awards Granted During the Covered Year	Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value of Awards Granted and Vesting in the Same Year	Value of Awards Granted in Prior Years Vesting During the Covered Year	Value of Awards Granted in Prior Years that Fail to Meet Applicable Vesting Conditions During the Covered Year	Total Equity Award Adjustments
2022	($658,388)	$562,813	($60,683)	$113,369	($109,616)	$0	($152,506)
2021	($728,076)	$563,506	$27,728	$134,632	$111,944	$0	$109,734
2020	($566,920)	$742,846	$141,293	$165,913	$62,658	$0	$545,790

The valuation methodologies used to calculate fair values for each measurement date do not materially differ from those used at the time of grant of each respective award.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]
Tabular List of Financial Performance Measures
The most important financial performance measures used by the Company to link executive CAP to the Company’s PEOs and NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:
Financial Performance Measures
Adjusted net income
Return on invested capital
Profitability of strategic growth areas
Business unit operating income
Global recordable injury rate

Total Shareholder Return Amount	$ 108	124	118
Peer Group Total Shareholder Return Amount	130	116	116
Net Income (Loss)	$ 147,200,000	$ 137,800,000	$ 126,800,000
Company Selected Measure Amount	153.5	143.5	132.0
PEO Name	Scott R. Behrens	F. Quinn Stepan, Jr	F. Quinn Stepan, Jr
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted net income
Non-GAAP Measure Description [Text Block]	Adjusted net income is a financial measure that has not been calculated pursuant to U.S. GAAP. See Appendix A for further discussion and a reconciliation of this non-GAAP
	financial measure to net income, the most directly comparable GAAP measure.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Return on invested capital
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Profitability of strategic growth areas
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Business unit operating income
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Global recordable injury rate
Deduct: Pension Adjustments Pension Value In Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ (27,748)
Add: Total Pension Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Scott R Behrens [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	4,959,346
PEO Actually Paid Compensation Amount	5,118,772	0	0
Scott R Behrens [Member] | Deduct: Pension Adjustments Pension Value In Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
Scott R Behrens [Member] | Add: Total Pension Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
F. Quinn Stepan, Jr [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	4,745,670	5,380,963	6,330,645
PEO Actually Paid Compensation Amount	243,286	5,838,352	8,750,899
F. Quinn Stepan, Jr [Member] | Deduct: Pension Adjustments Pension Value In Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	(287,035)
F. Quinn Stepan, Jr [Member] | Add: Total Pension Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Scott R Behrens [Member] | Total Net Adjustments For Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	159,426
PEO [Member] | Scott R Behrens [Member] | Deduct: Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,952,744)
PEO [Member] | Scott R Behrens [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,079,647
PEO [Member] | Scott R Behrens [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(99,162)
PEO [Member] | Scott R Behrens [Member] | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	254,282
PEO [Member] | Scott R Behrens [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(122,597)
PEO [Member] | Scott R Behrens [Member] | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | F. Quinn Stepan, Jr [Member] | Total Net Adjustments For Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,502,384)	457,389	2,707,289
PEO [Member] | F. Quinn Stepan, Jr [Member] | Deduct: Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,404,376)	(3,356,522)	(2,957,760)
PEO [Member] | F. Quinn Stepan, Jr [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,124,237	2,572,610	3,868,012
PEO [Member] | F. Quinn Stepan, Jr [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	164,043	511,603
PEO [Member] | F. Quinn Stepan, Jr [Member] | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,490,142	620,579	865,593
PEO [Member] | F. Quinn Stepan, Jr [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	456,680	419,842
PEO [Member] | F. Quinn Stepan, Jr [Member] | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(5,712,387)	0	0
Non-PEO NEO [Member] | Total Net Adjustments For Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(152,506)	109,734	545,790
Non-PEO NEO [Member] | Deduct: Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(658,388)	(728,076)	(566,920)
Non-PEO NEO [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	562,813	563,506	742,846
Non-PEO NEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(60,683)	27,728	141,293
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	113,369	134,632	165,913
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(109,616)	111,944	62,658
Non-PEO NEO [Member] | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0